Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Obra High Grade Structured Products ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra High Grade Structured Products ETF
Class Name	Obra High Grade Structured Products ETF
Trading Symbol	OGSP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Obra High Grade Structured Products ETF for the period April 9, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OGSP	$91¹	0.90%

¹	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.

Expenses Paid, Amount	$ 91	[1]
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period April 9, 2024 through March 31, 2025, OGSP returned 6.98%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.72% for the same period. It also outperformed the ICE BofA 1-3 Year US Corporate Index, which returned 6.24% for the same period.

Securitized credit spreads largely tightened and treasury yields tightened in the front end of the yield curve amid a strong macro and fundamental market environment.  Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage backed securities (RMBS), to which the Fund has exposure, all tightened.

The following contributed most to the Fund’s performance during the reporting period:

• Exposure to CLOs and non-agency CMBS added to returns as spreads tightened amid positive credit fundamentals.

• Exposure to ABS and non-Agency added to returns as spreads and shorter dated treasury yields tightened amid solid fundamentals.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From April 9, 2024 through March 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
OGSP	1.55%	2.70%	6.98%
Bloomberg U.S. Aggregate Bond Index	2.78%	-0.37%	5.72%
ICE BofA 1-3 Year US Corporate Index	1.64%	1.86%	6.24%

Performance Inception Date	Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 26,298,440
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	42.17%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$26,298,440
Number of Holdings	79
Advisory Fee Paid	$0
Portfolio Turnover	42.17%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Goldman Sachs Financial Square Government Fund	5.3%
Elmwood CLO 23 Ltd	3.2%
Dryden 105 CLO Ltd	3.1%
Hotwire Funding LLC	2.9%
AGL CLO 30 Ltd	2.9%
GWT 2024-WLF2	2.9%
Antares CLO 2021-1 Ltd	2.5%
Ivy Hill Middle Market Credit Fund XXI Ltd	2.5%
Madison Park Funding LXI Ltd	2.5%
Gracie Point International Funding 2023-2	2.4%

Obra Opportunistic Structured Products ETF [Member]
Shareholder Report [Line Items]
Fund Name	Obra Opportunistic Structured Products ETF
Class Name	Obra Opportunistic Structured Products ETF
Trading Symbol	OOSP
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Obra Opportunistic Structured Products ETF for the period April 9, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.obrafunds.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	www.obrafunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OOSP	$92¹	0.90%

¹	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.

Expenses Paid, Amount	$ 92	[2]
Expense Ratio, Percent	0.90%
Expenses Short Period Footnote [Text Block]	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period April 9, 2024 through March 31, 2025, OOSP returned 8.71%. It outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.72% for the same period. It also outperformed the ICE BofA 1-3 Year BBB Corporate Index, which returned 6.39% for the same period.

Securitized credit spreads largely tightened and treasury yields tightened in the front end of the yield curve amid a strong macro and fundamental market environment.  Specifically, spreads of collateralized loan obligations (CLOs), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and residential mortgage backed securities (RMBS), to which the Fund has exposure, all tightened.

The following contributed most to the Fund’s performance during the reporting period:

• Exposure to CLOs and non-agency CMBS added to returns as spreads tightened amid positive credit fundamentals.

• Exposure to ABS and non-Agency added to returns as spreads and shorter dated treasury yields tightened amid solid fundamentals.

No security or sector factors detracted notably from the Fund’s performance during the reported period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From April 9, 2024 through March 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]	Average Annual Total Returns
	3 Month	6 Month	Since Inception
OOSP	2.09%	3.71%	8.71%
Bloomberg U.S. Aggregate Bond Index	2.78%	-0.37%	5.72%
ICE BofA 1-3 Year BBB US Corporate Index	1.61%	1.97%	6.39%

Performance Inception Date	Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 30,257,489
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	51.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$30,257,489
Number of Holdings	69
Advisory Fee Paid	$0
Portfolio Turnover	51.58%
Add advisory fee even though the amount is $0
Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Goldman Sachs Financial Square Government Fund	29.3%
Magnetite Xlii Ltd	2.5%
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	2.5%
HLTN Commercial Mortgage Trust 2024-DPLO	2.3%
Hotwire Funding LLC	2.1%
Obra CLO 1 Ltd	2.0%
Pagaya AI Debt Grantor Trust 2024-10	2.0%
CIFC Funding 2021-IV Ltd	2.0%
Texas Debt Capital CLO 2023-I Ltd	1.9%
Octagon 67 Ltd	1.8%

[1]	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.
[2]	Based on operations for the period from April 9, 2024 to March 31, 2025. Expenses for the full fiscal year would be higher.